Provision for Reclamation Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision for Reclamation Liabilities [Line Items]
Estimated discounted cash flows of future reclamation costs	$ 7.3	$ 7.4
Undiscounted future cash outflows	$ 7.7	$ 8.1
Nominal discount rate	2.90%	3.90%
Reclamation disbursements	$ 0.8	$ 3.7
Rehabilitation expenses	0.5
Deposit with financial institution pledged as security	10.0	10.0
Reclamation Liabilities [Member]
Provision for Reclamation Liabilities [Line Items]
Deposit with financial institution pledged as security	22.3	21.4
KSM [Member]
Provision for Reclamation Liabilities [Line Items]
Deposit with financial institution pledged as security	$ 0.9
Security deposit		$ 0.7